INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Intangible Assets
	December 31,
	2016	2017
Original amounts:

Technology	$8,600	$9,825
Customer relationships	7,970	7,970
Software development costs	-	974

	17,370	19,569
Accumulated amortization:

Technology	7,314	8,600
Customer relationships	7,712	7,970

	15,826	17,370

Intangible assets, net	$1,544	$2,199